UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions, $ in Millions		Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning outstanding (in shares) at Dec. 31, 2022 | shares		3,112,413,730
Balance at beginning at Dec. 31, 2022		¥ 0	¥ (441)	¥ 10,138	¥ (1,200)	¥ 232	¥ 74	¥ 8,803
Treasury shares, balance (in shares) at Dec. 31, 2022 | shares			153,019,860
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		¥ 0		0				0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares		4,141,540
Share-based compensation				61				61
Net income					2,005		31	2,036
Dividends paid to noncontrolling interest holders							(1)	(1)
Issuance of ordinary shares	[1]	¥ 0		1,963				1,963
Issuance of ordinary shares (in shares) | shares	[1]	71,185,000
Acquisition of noncontrolling interest				1			(3)	(2)
Gain (losses) from fair value changes of debt securities, net of tax						20		20
Foreign currency translation adjustments						222		222
Balance at ending outstanding (in shares) at Jun. 30, 2023 | shares		3,187,740,270
Balance at ending at Jun. 30, 2023		¥ 0	¥ (441)	12,163	805	474	101	¥ 13,102
Treasury shares, balance (in shares) at Jun. 30, 2023 | shares			153,019,860
Balance at beginning outstanding (in shares) at Dec. 31, 2023 | shares		3,159,046,350						3,159,046,350	3,159,046,350
Balance at beginning at Dec. 31, 2023		¥ 0	¥ (906)	11,861	794	386	114	¥ 12,249
Treasury shares, balance (in shares) at Dec. 31, 2023 | shares			51,346,180					51,346,180	51,346,180
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock in Treasury Shares			¥ 13	(13)
Vesting of restricted stock in Treasury Shares (in shares) | shares		3,775,370	(3,775,370)
Share-based compensation				170				¥ 170
Net income					1,726		23	1,749	$ 241
Dividends paid to noncontrolling interest holders							(1)	(1)
Acquisition of noncontrolling interest				(8)			(1)	(9)
Gain (losses) from fair value changes of debt securities, net of tax						(25)		(25)	(3)
Foreign currency translation adjustments						(30)		(30)	$ (4)
Repurchase of ordinary shares			¥ (676)					(676)
Repurchase of ordinary shares (in shares) | shares		(29,477,310)	29,477,310
Purchase of prepaid put option				(710)				¥ (710)
Balance at ending outstanding (in shares) at Jun. 30, 2024 | shares		3,133,344,410						3,133,344,410	3,133,344,410
Balance at ending at Jun. 30, 2024		¥ 0	¥ (1,569)	¥ 11,300	¥ 2,520	¥ 331	¥ 135	¥ 12,717	$ 1,751
Treasury shares, balance (in shares) at Jun. 30, 2024 | shares			77,048,120					77,048,120	77,048,120

[1]	In January 2023, the Group successfully completed a follow-on public offering of 7,118,500 ADSs with net proceeds of RMB1,963.